QUALITY GOVERNMENT BONDS
CAN ADD DIVERSIFICATION TO
YOUR PORTFOLIO.

LIBERTY GOVERNMENT FUNDS         ANNUAL REPORT

AUGUST 31, 2000

- LIBERTY SHORT TERM GOVERNMENT FUND

- LIBERTY INTERMEDIATE GOVERNMENT FUND

- LIBERTY FEDERAL SECURITIES FUND

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that the Government Bond Funds we offer have a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the managers of these funds are not affected by this name change. We believe the new name better reflects their affiliation with Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The fiscal year ended August 31, 2000 saw a wide divergence in the direction of interest rates. With the U.S. economy continuing to grow at a rapid rate, the Federal Reserve raised short-term interest rates, which led to higher interest rates among many shorter-term securities. This trend spread to other types of bonds, including corporate, agency and mortgage-backed debt securities. At the same time, interest rates on long-term government bonds dropped rather dramatically, due to positive revenue developments for the U.S. government that led to a budget surplus and a reduced need to issue debt. Each of the Fund portfolios discussed in this report is actively managed to position the Funds most effectively for developments in the marketplace -- consistent with each Fund's long-term objective. Although the market's general trend made for a difficult environment overall, each Fund performed in line with its market.

The following report provides an overview of the bond market and a discussion of the specific factors that affected the performance of each of these Funds. Thank you for choosing Liberty Government Funds and for giving us the opportunity to help meet your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
October 12, 2000

Not FDIC   May Lose Value
Insured    No Bank Guarantee


Because market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS

-    THE FED BOOSTS SHORT-TERM RATES
     The U.S. economy continued to grow at a solid pace over the past year, which raised concerns about the threat of higher inflation and forced the Federal Reserve to boost short-term interest rates four times. This had an impact on rates of shorter-term debt securities, which also increased.

-    U.S. GOVERNMENT BOND BUYBACK IMPROVES LONG-TERM YIELDS
     The strong economy had a positive effect on tax revenues, putting the U.S. government in the rare position of running a budget surplus. As a result, the U.S. Treasury began buying back previously issued, long-term government debt. Decreasing the supply of government debt brought long-term interest rates down.

-    AN INVERTED YIELD CURVE DEVELOPED
     With interest rates on short- and intermediate-term bonds increasing and long-term yields moving in the opposite direction, an inverted yield curve developed. Historically, this is an unusual situation in which short-term interest rates are higher than long-term interest rates.

-    NON-GOVERNMENT BONDS STRUGGLED IN 2000
     Bonds from non-government issuers struggled during the period. Mortgage-backed securities, government agency bonds and corporate bonds all saw increased yields, which drove down the value of these bonds.

                                   YIELD CURVE
                              8/31/99 vs 8/31/2000
                                 [PLOT POINTS]

                                  8/31/99                      8/31/00
3mo                                4.97                          6.31
                                   5.2                           6.37
1yr                                5.27                          6.27
                                   5.73                          6.17
3yr                                5.78                          6.11
                                   5.82                          6.04
5yr                                5.87                          5.98
                                   5.89                          5.93
7yr                                5.92                          5.88
                                   5.94                          5.83
                                   5.96                          5.78
10yr                               5.98                          5.73
                                   5.99                          5.73
                                   5.99                          5.73
                                   6                             5.73
                                   6                             5.72
                                   6                             5.72
                                   6.01                          5.72
                                   6.01                          5.71
                                   6.02                          5.71
                                   6.02                          5.71
20yr                               6.03                          5.71
                                   6.03                          5.7
                                   6.03                          5.7
                                   6.04                          5.7
                                   6.04                          5.69
                                   6.05                          5.69
                                   6.05                          5.69
                                   6.05                          5.69
                                   6.06                          5.68
                                   6.06                          5.68
30yr                               6.07                          5.68

Sources: Solomon Analytics; Colonial Management Associates

WHAT IS AN INVERTED YIELD CURVE?

Usually, holders of long-term debt receive higher yields in compensation for committing their money for longer periods of time. In other words, yields on long-term debt instruments are generally higher than those on short-term debt instruments. As duration lengthens, interest rates increase. This is known as a positive yield curve, and it has historically represented the bond market under normal conditions. Currently, a negative or inverted yield curve exists. This means that in today's bond market, short-term interest rates are higher than long-term rates.

                       LIBERTY SHORT TERM GOVERNMENT FUND

NET ASSET VALUE PER SHARE
AS OF 8/31/00

Class A                  $9.67

Class B                  $9.67

Class C                  $9.67

DISTRIBUTIONS DECLARED PER SHARE FROM 9/1/99 - 8/31/00

Class A                 $0.564

Class B                 $0.501

Class C                 $0.545

SECTOR BREAKDOWN

                          [SECTOR BREAKDOWN BAR CHART]

                                      08/31/00        08/31/99
Fixed-Rate Mortgage Securities          53.7%           69.2%
Floating Rate Notes                     17.6%           16.9%
Treasury Securities                     17.4%            7.0%
Adjustable Rate Mortgage Securities     11.3%            6.9%

Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

INVESTING PRIMARILY IN U.S. GOVERNMENT SECURITIES, THE FUND IS MANAGED FOR REDUCED PRICE VOLATILITY. IT IS THE MOST CONSERVATIVE OF LIBERTY'S THREE GOVERNMENT FUNDS, DESIGNED FOR INVESTORS WITH A SHORT INVESTMENT HORIZON AND/OR LOW RISK TOLERANCE.

Increases in mortgage rates during the period negatively influenced the performance of mortgage-backed securities in general. In response, the Fund reduced its position in these securities. While this sector of the market at one time represented two-thirds of the portfolio, by the end of the fiscal year, it made up slightly more than half of the Fund's holdings. Instead, more of the Fund's assets were put to work in short- to intermediate-term Treasury securities, which offered better value and began to enjoy improved performance in the final months of the year.

The Fund's duration was also shortened a bit to reduce the negative impact of rising interest rates on the value of the portfolio. Still, with most interest rates moving higher for much of the period, the environment remained fairly difficult for the Fund.

Growth in the U.S. economy seems to be moderating a bit. If that trend holds, which is difficult to predict at this time, the Federal Reserve may not need to boost interest rates significantly in the near future. That should create a better environment for the shorter-term debt securities that are the focus of the Fund.


/s/ Leslie W. Finnemore      /s/ Ann T. Peterson     /s/ Michael R. Bissonnette

    Leslie W. Finnemore          Ann T. Peterson         Michael R. Bissonnette

Leslie W. Finnemore, Ann T. Peterson and Michael R. Bissonnette are co-portfolio managers of Liberty Short Term Government Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents of Colonial Management Associates (CMA). Ms. Peterson is a vice president of CMA.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the Fund will fluctuate with changes in interest rates.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 10/1/92 - 8/31/00

                                  [PLOTPOINTS]

                  Fund without sales charge     Fund with sales charge     Lehman Brothers U.S. Gov. Bond Index
"10/1/92"                  10000                         9675                              10000
"10/31/92"                 9990                          9665.3                            9941.37
"11/30/92"                 9990                          9665.3                            9925.8
"12/31/92                  10050.9                       9724.28                           10019.9
"1/31/93                   10101.2                       9772.9                            10124.9
"2/28/93                   10161.8                       9831.54                           10206.1
"3/31/93                   10191.3                       9860.05                           10236.8
"4/30/93                   10241.2                       9908.37                           10298.9
"5/31/93"                  10250.4                       9917.29                           10272.9
"6/30/93"                  10308.8                       9973.81                           10350.4
"7/31/93"                  10334.6                       9998.75                           10372.5
"8/31/93"                  10381.1                       10043.7                           10459.4
"9/30/93"                  10396.7                       10058.8                           10492.6
"10/31/93"                 10421.7                       10083                             10515.7
"11/30/93"                 10413.3                       10074.9                           10517.3
"12/31/93"                 10446.6                       10107.1                           10559.2
"1/31/94"                  10502                         10160.7                           10625.3
"2/28/94"                  10504.1                       10162.7                           10559.8
"3/31/94"                  10452.6                       10112.9                           10507
"4/30/94"                  10392                         10054.3                           10467.1
"5/31/94"                  10406.6                       10068.3                           10481.5
"6/30/94"                  10421.1                       10082.4                           10507.8
"7/31/94"                  10468                         10127.8                           10602
"8/31/94"                  10504.7                       10163.3                           10636.3
"9/30/94"                  10487.8                       10147                             10612
"10/31/94"                 10487.8                       10147                             10636.4
"11/30/94"                 10477.4                       10136.8                           10592
"12/31/94"                 10531.8                       10189.6                           10613.1
"1/31/95"                  10655.1                       10308.8                           10757.5
"2/28/95"                  10788.3                       10437.6                           10903.8
"3/31/95"                  10899.4                       10545.2                           10965.1
"4/30/95"                  10988.8                       10631.6                           11062.9
"5/31/95"                  11112.9                       10751.8                           11253.2
"6/30/95"                  11161.8                       10799.1                           11314.5
"7/31/95"                  11176.3                       10813.1                           11358.8
"8/31/95"                  11247.9                       10882.3                           11425.9
"9/30/95"                  11323.2                       10955.2                           11481.5
"10/31/95"                 11398                         11027.5                           11577.2
"11/30/95"                 11484.6                       11111.3                           11676.3
"12/31/95"                 11553.5                       11178                             11765.2
"1/31/96"                  11622.8                       11245.1                           11865.7
"2/29/96"                  11621.7                       11243.9                           11819
"3/31/96"                  11606.5                       11229.3                           11808.8
"4/30/96"                  11649.5                       11270.9                           11820
"5/31/96"                  11692.6                       11312.6                           11846.4
"6/30/96"                  11770.9                       11388.4                           11932.2
"7/31/96"                  11827.4                       11443                             11978
"8/31/96"                  11873.5                       11487.7                           12022
"9/30/96"                  11956.7                       11568.1                           12131.1
"10/31/96"                 12064.3                       11672.2                           12267.8
"11/30/96"                 12158.4                       11763.2                           12358.3
"12/31/96"                 12166.9                       11771.5                           12360
"1/31/97"                  12235                         11837.4                           12418.3
"2/28/97"                  12277.8                       11878.8                           12447.8
"3/31/97"                  12284                         11884.8                           12438.1
"4/30/97"                  12377.3                       11975.1                           12539.3
"5/31/97"                  12459                         12054.1                           12626.6
"6/30/97"                  12541.3                       12133.7                           12713.6
"7/31/97"                  12661.7                       12250.2                           12855
"8/31/97"                  12680.7                       12268.5                           12866.4
"9/30/97"                  12780.8                       12365.5                           12964.6
"10/31/97"                 12869                         12450.8                           13061.8
"11/30/97"                 12919.2                       12499.3                           13094.7
"12/31/97"                 12995.4                       12573.1                           13183.5
"1/31/98"                  13079.9                       12654.8                           13311.5
"2/28/98"                  13108.7                       12682.7                           13321.6
"3/31/98"                  13154.6                       12727                             13372.6
"4/30/98"                  13212.4                       12783                             13437.3
"5/31/98"                  13283.8                       12852.1                           13509.5
"6/30/98"                  13342.2                       12908.6                           13578.9
"7/31/98"                  13382.3                       12947.3                           13642.8
"8/31/98"                  13522.8                       13083.3                           13813.1
"9/30/98"                  13689.1                       13244.2                           14004.3
"10/31/98"                 13719.2                       13273.3                           14074.3
"11/30/98"                 13717.8                       13272                             14055.9
"12/31/98"                 13768.6                       13321.1                           14108.9
"1/31/99"                  13814                         13365.1                           14161.5
"2/28/99"                  13725.6                       13279.5                           14091.7
"3/31/99"                  13810.7                       13361.9                           14187.4
"4/30/99"                  13863.2                       13412.7                           14232
"5/31/99"                  13807.8                       13359                             14221
"6/30/99"                  13806.4                       13357.7                           14262.5
"7/31/99"                  13795.3                       13347                             14310.9
"8/31/99"                  13799.5                       13351                             14353.1
"9/30/99"                  13907.1                       13455.1                           14443.9
"10/31/99"                 13961.3                       13507.6                           14479
"11/30/99"                 13999                         13544.1                           14503
"12/31/99"                 14015.8                       13560.3                           14517.4
"1/31/00"                  14007.4                       13552.2                           14511.7
"2/29/00"                  14102.7                       13644.3                           14607.6
"3/31/00"                  14188.7                       13727.6                           14701
"4/30/00"                  14212.8                       13750.9                           14733.1
"5/31/00"                  14224.2                       13761.9                           14796.2
"6/30/00"                  14366.4                       13899.5                           14951.4
"7/31/00"                  14438.3                       13969                             15046.8
"8/31/00"                  14550                         14077                             15169

The Lehman Brothers U.S. Government Bond (1-3 Year) Index is an unmanaged index that tracks the performance of short-term U.S. government securities. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/00

Share Class                  A                               B                              C
Inception                  10/1/92                         2/1/93                         1/4/95
                  -------------------------       -------------------------      -------------------------
                  w/o sales      with sales       w/o sales      with sales      w/o sales      with sales
                  charge          charge           charge         charge          charge          charge
One year           5.45%           2.02%           4.77%           0.79%           5.24%           4.25%

Five years         5.28            4.59            4.60            4.60            5.07            5.07

Life               4.85            4.42            4.20            4.20            4.70            4.70

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class

                             A                              B                               C
                 --------------------------     --------------------------       --------------------------
                 w/o sales       with sales     w/o sales       with sales       w/o sales       with sales
                  charge           charge         charge          charge           charge          charge
One year           4.04%           0.66%           3.37%          (0.56)%           3.84%           2.85%

Five years         5.17            4.48            4.49            4.49             4.96            4.96

Life               4.79            4.34            4.14            4.14             4.64            4.64

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.25% sales charge for Class A shares; the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 4%, second year -- 3%, third year -- 2%, fourth year -- 1%, thereafter -- 0%; and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/1/92 - 8/31/00

                   Without           With
                    sales           sales
                   charge           charge
Class A           $14,550          $14,077

Class B           $13,852          $13,852

Class C           $14,387          $14,387

PORTFOLIO DURATION (YEARS)

8/31/00                   1.97

8/31/99                   2.45

AVERAGE LIFE BREAKDOWN
AS OF 8/31/00 (%)

0-2 years                 36.87

2-4 years                 23.99

4-6 years                 37.23

6-8 years                  0.00

Greater than 8 years       1.91

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the portfolio structure and average life shown in the future.

30-DAY SEC YIELDS AS OF
8/31/00

Class A shares             5.60%

Class B shares             5.12%

Class C shares             5.58%

The 30-Day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.97% for Class A shares, 4.48% for Class B shares and 4.95% for Class C shares.

NET ASSET VALUE PER SHARE
AS OF 8/31/00

Class A                  $6.28

Class B                  $6.28

Class C                  $6.28

Class Z                  $6.28

DISTRIBUTIONS DECLARED PER SHARE 9/1/99 - 8/31/00

Class A                 $0.390

Class B                 $0.343

Class C                 $0.353

Class Z                 $0.406

AVERAGE LIFE BREAKDOWN AS OF 8/31/00

0-2 years                11.71%

2-4 years                15.94%

4-6 years                22.69%

6-8 years                 8.11%

8-10 years               30.10%

10-15 years               2.39%

Greater than 15 years     9.06%

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

PORTFOLIO DURATION (YEARS)

8/31/00                   5.49

8/31/99                   5.40

LIBERTY INTERMEDIATE GOVERNMENT FUND

THE FUND MAINTAINS A CONSERVATIVE PORTFOLIO INVESTED PRIMARILY IN U.S. GOVERNMENT SECURITIES, WITH A RISK PROFILE SIMILAR TO A FIVE-YEAR TREASURY SECURITY. THE FUND IS MANAGED TO MAINTAIN A DURATION BETWEEN 2.5 AND 5.5 YEARS.

In response to rising interest rates, the Fund's duration was reduced in the first half of the period. With mortgage-backed securities struggling, their position in the Fund was cut back to less than one-half of the portfolio.

In anticipation of a more favorable interest rate environment for the types of securities owned in the portfolio, the Fund's duration was increased toward the end of the period. If rates decline, the Fund should benefit from its more aggressive duration position.

The near-term direction of the bond market is difficult to predict, but there are signs that the U.S. economy may be slowing, which would help keep inflation in check. That could also improve the picture for interest rates, particularly on many intermediate-term government securities such as mortgage-backed securities, which have struggled over the past year.


/s/ Leslie W. Finnemore           /s/ Michael R. Bissonnette

    Leslie W. Finnemore               Michael R. Bissonnette


/s/ Ann T. Peterson

    Ann T. Peterson


Leslie W. Finnemore, Michael R. Bissonnette and Ann T. Peterson are co-portfolio managers of Liberty Intermediate Government Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents of Colonial Management Associates (CMA). Ms. Peterson is a vice president of CMA.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the Fund will fluctuate with changes in interest rates.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 8/31/90 - 8/31/00


                              [PERFORMANCE GRAPH]

                                                                                             Lehman Brothers Intermediate
                  Fund without sales change             Fund with with sales charge           U.S. Government Bond Index
08/31/90                   10000                                   9525                                    10000
11/30/90                   10349                                   9857.42                                 10384
02/28/91                   10634.6                                 10129.5                                 10700.7
05/31/91                   10867.5                                 10351.3                                 10931.9
08/31/91                   11153.4                                 10623.6                                 11269.6
11/30/91                   11461.2                                 10916.8                                 11728.3
02/29/92                   11638.8                                 11086                                   11934.7
05/31/92                   11821.6                                 11260                                   12173.4
08/31/92                   12097                                   11522.4                                 12713.9
11/30/92                   12133.3                                 11557                                   12680.9
02/28/93                   12430.6                                 11840.1                                 13278.1
05/31/93                   12569.8                                 11972.7                                 13395
08/31/93                   12841.3                                 12231.3                                 13819.6
11/30/93                   12836.1                                 12226.4                                 13840.3
02/28/94                   12915.7                                 12302.2                                 13841.7
05/31/94                   12591.5                                 11993.5                                 13560.7
08/31/94                   12772.9                                 12166.2                                 13781.8
11/30/94                   12657.9                                 12056.7                                 13609.5
02/28/95                   13118.7                                 12495.5                                 14143
05/31/95                   13711.6                                 13060.3                                 14790.8
08/31/95                   13905                                   13244.5                                 15015.6
11/30/95                   14400                                   13716                                   15467.5
02/29/96                   14446                                   13759.9                                 15585.1
05/31/96                   14209.1                                 13534.2                                 15460.4
08/31/96                   14391                                   13707.4                                 15683
11/30/96                   15122.1                                 14403.8                                 16341.7
02/28/97                   15072.2                                 14356.2                                 16343.4
05/31/97                   15233.5                                 14509.9                                 16562.4
08/31/97                   15632.6                                 14890                                   16946.6
11/30/97                   16085.9                                 15321.8                                 17368.6
02/28/98                   16423.7                                 15643.6                                 17719.4
05/31/98                   16668.4                                 15876.7                                 17981.7
08/31/98                   17173.5                                 16357.7                                 18515.7
11/30/98                   17508.4                                 16676.7                                 18921.2
02/28/99                   17273.8                                 16453.2                                 18817.2
05/31/99                   17228.8                                 16410.5                                 18877.4
08/31/99                   17053.1                                 16243.1                                 18934
11/30/00                   17288.4                                 16467.2                                 19148
02/29/00                   17226.2                                 16408                                   19180.5
05/31/00                   17389.8                                 16563.8                                 19443.3
08/31/00                   18037.2                                 17180.5                                 20106.3

The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government bonds. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/00

Share Class                 A                            B                             C                      Z
Inception                10/13/87                     6/8/92                        8/1/97                 1/29/99
                 w/o sales     with sales    w/o sales      with sales     w/o sales      with sales      w/o sales
                  charge         charge       charge          charge        charge          charge          charge
One Year          5.77%           0.74%        4.98%           0.01%         5.14%           4.14%          6.03%

Five Years        5.34            4.32         4.56            4.23          4.94            4.94           5.43

Ten Years         6.08            5.56         5.43            5.43          5.87            5.87           6.12

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                A                              B                             C                     Z
                w/o sales      with sales     w/o sales      with sales     w/o sales      with sales     w/o sales
                 charge          charge         charge         charge        charge          charge        charge
One Year          3.08%          (1.82)%        2.31%          (2.53)%        2.46%           1.50%          3.33%

Five Years        5.11            4.09          4.32            4.00          4.73            4.73           5.18

Ten Years         5.98            5.47          5.35            5.35          5.79            5.79           6.02

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares; the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%; and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 8/31/90 - 8/31/00

               Without         With
                sales         sales
               charge        charge
Class A       $18,037       $17,180

Class B       $16,967       $16,967

Class C       $17,696       $17,696

Class Z       $18,109       $18,109

30-DAY SEC YIELDS AS OF 8/31/00

Class A                  5.21%

Class B                  4.71%

Class C                  4.86%

Class Z                  5.73%

The 30-Day SEC yield reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.69% for Class C shares.

SECTOR BREAKDOWN

                                  [BAR CHART]

                       As of 8/31/00     As of 8/31/99
FNMA'S                      26.6%           37.8%
GNMA'S                      21.6%           28.7%
Tresury Securities          33.4%           29.1%
FHLMC'S                     16.0%            2.3%
SBA                          2.4%            2.1%

Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

                        LIBERTY FEDERAL SECURITIES FUND

NET ASSET VALUE PER SHARE
AS OF 8/31/00

Class A                 $10.02

Class B                 $10.02

Class C                 $10.02

Class Z                 $10.02

DISTRIBUTIONS DECLARED PER SHARE 9/1/99 - 8/31/00

Class A                 $0.722

Class B                 $0.647

Class C                 $0.662

Class Z                 $0.747

AVERAGE LIFE BREAKDOWN

0-2 years                9.10%

2-4 years                8.24%

4-6 years               20.51%

6-8 years                1.97%

8-10 years              35.76%

10-15 years              8.53%

15-20 years              9.19%


Greater than 20 years    6.70%

Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.

30-DAY SEC YIELDS

Class A shares          5.41%

Class B shares          4.92%

Class C shares          5.07%

Class Z shares          5.94%

The 30-Day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.91% for Class C shares.

THE FUND INVESTS PRIMARILY IN U.S. GOVERNMENT SECURITIES AND IS DESIGNED FOR INVESTORS WHO ARE WILLING TO ACCEPT THE RISKS ASSOCIATED WITH LONGER-TERM SECURITIES. THE FUND OFFERS THE HIGHEST RETURN POTENTIAL OF LIBERTY'S THREE GOVERNMENT FUNDS.

During the period, we made a number of changes in the Fund's portfolio. For example, we reduced the Fund's duration to offset the impact of rising interest rates. At the same time, the Fund's exposure to mortgage-backed securities was dramatically reduced, as this sector of the market fell out of favor.

The Fund slightly increased holdings of long-term Treasury bonds in an effort to take advantage of the government buyback of bonds that created a very favorable interest rate environment for that particular sector. The Fund also increased its exposure to government agency bonds that may offer attractive relative value.

The outlook moving forward is not completely clear, but there are reasons to be optimistic about the prospects for the government bond market. Yield spreads on bonds, such as mortgage-backed and agency bonds, have grown wider compared to those of Treasury bonds, and may offer attractive return potential in the future. Over the next year, the market may begin putting more emphasis on segments which are currently out of favor.


/s/ Leslie W. Finnemore     /s/ Michael R. Bissonnette

    Leslie W. Finnemore         Michael R. Bissonnette


/s/ Ann T. Peterson

    Ann T. Peterson

Leslie W. Finnemore, Michael R. Bissonnette and Ann T. Peterson are co-portfolio managers of Liberty Federal Securities Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents of Colonial Management Associates (CMA). Ms. Peterson is a vice president of CMA.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the Fund will fluctuate with changes in interest rates.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 8/31/90 - 8/31/00

                              [PERFORMANCE GRAPH]

           Fund without sales charge   Fund with sales charge       Lehman Brothers Intermediate U.S.
                                                                          Government Bond Index
8/31/90             10000                       9525                        10000
11/30/90            10577                       10074.6                     10384
2/28/91             10920.8                     10402                       10700.7
5/31/91             11110.8                     10583                       10931.9
8/31/91             11488.5                     10942.8                     11269.6
11/30/91            11926.2                     11359.8                     11728.3
2/29/92             12244.7                     11663.1                     11934.7
5/31/92             12425.9                     11835.7                     12173.4
8/31/92             12911.8                     12298.5                     12713.9
11/30/92            12945.3                     12330.4                     12680.9
2/28/93             13850.2                     13192.3                     13278.1
5/31/93             14049.6                     13382.3                     13395
8/31/93             14739.5                     14039.4                     13819.6
11/30/93            14667.3                     13970.6                     13840.3
2/28/94             14602.7                     13909.1                     13841.7
5/31/94             13982.1                     13318                       13560.7
8/31/94             14190.5                     13516.4                     13781.8
11/30/94            13821.5                     13165                       13609.5
2/28/95             14631.4                     13936.4                     14143
5/31/95             15600                       14859                       14790.8
8/31/95             15810.6                     15059.6                     15015.6
11/30/95            16501.6                     15717.7                     15467.5
2/29/96             16397.6                     15618.7                     15585.1
5/31/96             15899.1                     15143.9                     15460.4
8/31/96             16091.5                     15327.1                     15683
11/30/96            17177.7                     16361.7                     16341.7
2/28/97             16992.2                     16185                       16343.4
5/31/97             17182.5                     16366.3                     16562.4
8/31/97             17739.2                     16896.6                     16946.6
11/30/97            18406.2                     17531.9                     17368.6
2/28/98             18844.2                     17949.1                     17719.4
5/31/98             19166.5                     18256.1                     17981.7
8/31/98             19885.2                     18940.7                     18515.7
11/30/98            20233.2                     19272.1                     18921.2
2/28/99             19887.2                     18942.6                     18817.2
5/31/99             19758                       18819.5                     18877.4
8/31/99             19372.7                     18452.5                     18934
11/30/99            19620.6                     18688.7                     19148
2/29/00             19502.9                     18576.5                     19180.5
5/31/00             19686.2                     18751.2                     19443.3
8/31/00             20572.2                     19595                       20106.3

The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/00

Share Class              A                       B                         C                  Z
Inception             3/30/84                  6/8/92                    8/1/97             1/11/99
               w/o sales   with sales   w/o sales   with sales   w/o sales   with sales    w/o sales
               charge        charge      charge      charge       charge      charge         charge
1 Year          6.23%        1.19%        5.44%       0.50%        5.60%       4.61%         6.50%

5 years         5.42         4.40         4.63        4.31         5.01        5.01          5.50

10 years        7.48         6.96         6.81        6.81         7.27        7.27          7.53

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class           A                        B                         C                    Z
            w/o sales   with sales   w/o sales    with sales    w/o sales    with sales    w/o sales
              charge      charge       charge       charge       charge       charge        charge
1 year        2.37%      (2.49)%        1.61%      (3.16)%       1.76%        0.81%          2.63%

5 years       5.05        4.04          4.27        3.96         4.68         4.68           5.13

10 years      7.04        6.52          6.38        6.38         6.84         6.84           7.08

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares; the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%; and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

PORTFOLIO DURATION (YEARS)

8/31/00                  6.71

8/31/99                  7.32

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 8/31/90 - 8/31/00

              Without        With
               sales        sales
              charge        charge
Class A      $20,572       $19,595

Class B      $19,324       $19,324

Class C      $20,181       $20,181

Class Z      $20,658       $20,658


SECTOR BREAKDOWN

                                  [BAR CHART]

                                08/31/00          08/31/99
FNMAs                            26.9%             19.0%

GNMAs                             8.3%             25.4%

Treasury Securities              34.0%             33.8%

FHLMCs                           15.8%             10.5%

Non-Agency MBS/ABS               15.0%             11.3%

Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

Because the fund is actively managed, there can be no guarantee the Fund will continue to maintain the portfolio structure and average life shown in the future.

INVESTMENT PORTFOLIO

August 31, 2000 (In thousands)

LIBERTY SHORT TERM GOVERNMENT FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 113.2%                                         PAR           VALUE
-------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 93.5%
                                              MATURITIES
COUPON                                           FROM/TO
----------------------------------------------------------
FEDERAL FARM CREDIT BANK,
FIXED RATE NOTE,
    6.400%                                        2002           $   250        $     249
                                                                                  -------
FEDERAL HOME LOAN BANK:
FIXED RATE NOTE:
    5.720%                                        2003               500              485
    6.150%                                        2000               500              500
    7.590%                                        2005                50               52
                                                                                  -------
                                                                                    1,037
                                                                                  -------
FLOATING RATE NOTE,
    6.778%                                        2000             2,000            2,000
                                                                                  -------
FEDERAL HOME LOAN MORTGAGE CORP.:
FIXED RATE NOTE:
    8.000%                                   2011-2017               841              847
    9.250%                                        2009                77               79
    9.750%                                        2009               138              143
                                                                                  -------
                                                                                    1,069
                                                                                  -------
ADJUSTABLE RATE MORTGAGE: (a)
    6.096%                                        2018                85               83
    6.577%                                        2018               121              119
    6.811%                                        2018               360              364
    7.391%                                        2019               184              183
                                                                                  -------
                                                                                      749
                                                                                  -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION,
FIXED RATE NOTE:
    5.310%                                        2001               500              495
    6.080%                                        2000               120              120
    6.240%                                        2000               400              400
    6.986%                                        2020               182              183
    7.000%                                   2009-2050(b)          2,219            2,194
    7.500%                                   2006-2050(b)          3,954            3,965
    9.500%                                        2006                28               30
   10.000%                                        2006               271              287
                                                                                  -------
                                                                                    7,674
                                                                                  -------
ADJUSTABLE RATE MORTGAGE: (a)
    6.391%                                        2027               101               99
    7.121%                                        2018               647              658
    7.296%                                        2019               125              125
    7.435%                                        2019                88               89
    7.583%                                        2023                77               78
    7.614%                                        2020                71               72
    7.995%                                        2022                85               86
    7.998%                                        2031               329              332

                                                                     PAR           VALUE
-------------------------------------------------------------------------------------------
                                              MATURITIES
COUPON                                          FROM/TO
----------------------------------------------------------
    8.105%                                        2017          $    51         $      52
    8.366%                                        2019               76                77
                                                                                  -------
                                                                                    1,668
                                                                                  -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
FIXED RATE MORTGAGE:
    9.000%                                   2008-2009              590               615
    9.500%                                        2009(c)         2,715             2,855
   10.500%                                   2012-2018              261               283
                                                                                  -------
                                                                                    3,753
                                                                                  -------
ADJUSTABLE RATE MORTGAGE: (a)
    6.875%                                        2022               26                26
    7.000%                                        2022              248               250
    7.375%                                        2023              194               195
                                                                                  -------
                                                                                      471
                                                                                  -------
STUDENT LOAN MARKETING ASSOCIATION,
FLOATING RATE NOTE, (a)
    6.558%                                        2000            2,500             2,500
                                                                                  -------
TOTAL GOVERNMENT AGENCIES:
(cost of $21,384)                                                                  21,170
                                                                                  -------
GOVERNMENT OBLIGATIONS - 19.7%

U.S. TREASURY BOND,
   10.750%                                    08/15/05(c)           685               820
                                                                                  -------
U.S. TREASURY NOTE,
    6.500%                                    02/15/10(c)           473               494
                                                                                  -------
U.S. TREASURY NOTE/BOND,
    6.625%                                    04/30/02(c)         1,560             1,569
    6.750%                                    05/15/05(c)           403               415
    7.875%                                    08/15/01(c)         1,158             1,174
                                                                                  -------
                                                                                    3,158
                                                                                  -------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $4,446)                                                                    4,472
                                                                                  -------
TOTAL INVESTMENTS
(cost of $25,830)(c)                                                               25,642
                                                                                  -------

See notes to investment portfolio.

August 31, 2000 (In thousands)

LIBERTY SHORT TERM GOVERNMENT FUND
(CONTINUED)
SHORT-TERM OBLIGATIONS - 7.8%                                     PAR          VALUE
--------------------------------------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated 08/31/00, due
09/01/00 at 6.600%, collateralized
by U.S. Treasury notes with various
maturities to 2022, market value $1,602
(repurchase proceeds $1,572)                                     $1,572      $  1,572
FEDERAL HOME LOAN BANK DISCOUNT NOTE,
 8.020%(d)                                        9/25/00           205           204
                                                                             --------
TOTAL SHORT-TERM OBLIGATIONS                                                    1,776
                                                                             --------
OTHER ASSETS & Liabilities, Net - (21.0%)                                      (4,765)
--------------------------------------------------------------------------------------
Net Assets - 100.0%                                                           $22,653
                                                                             ========

Notes To Investment Portfolio:

(a) Interest rates on variable rate securities change periodically. The rates listed are as of August 31, 2000.

(b) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(c) Cost for federal income tax purposes is the same.

(d) Rate represents yield at time of purchase.

LIBERTY INTERMEDIATE GOVERNMENT FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 103.9%                                               PAR           VALUE
-------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 69.1%
                                              MATURITIES
COUPON                                          FROM/TO
-------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
    6.778%                                          2000             $73,750          $  73,750
    6.875%                                          2005              19,072             19,143
    7.500%                                     2007-2016                 595                594
    8.000%                                     2003-2016               5,746              5,794
    8.500%                                     2007-2017               1,472              1,498
    8.750%                                     2005-2013                 641                656
    9.000%                                     2001-2018               1,116              1,144
    9.250%                                     2008-2019               2,371              2,436
    9.500%                                     2005-2016                 841                869
    9.750%                                          2016                  23                 24
   10.000%                                          2019                 269                281
   10.250%                                     2009-2016                 693                724
   10.500%                                     2009-2021               1,099              1,179
   11.250%                                     2005-2015               1,151              1,249
                                                                                       --------
                                                                                        109,341
                                                                                       --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
    6.000%                                     2008-2026              64,163             61,732
    6.625%                                          2009              11,525             11,306
    6.500%                                     2007-2029               4,122              3,952
    7.000%                                     2007-2023(a)           32,399             31,593
    7.250%                                          2010              33,250             34,066
    7.500%                                     2006-2023(a)           21,865             21,731
    8.000%                                     2008-2009               1,107              1,126
    8.250%                                          2008                 339                342
    8.500%                                     2003-2021               2,926              2,998
    9.000%                                     2002-2022               7,849              8,086
   10.000%                                     2001-2006               2,337              2,473
   10.500%                                     2010-2016               1,703              1,828
   11.000%                                          2015                 417                452
                                                                                       --------
                                                                                        181,685
                                                                                       --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
    6.500%                                     2023-2029               7,696              7,416
    7.000%                                     2022-2029(a)           88,766             87,200
    7.500%                                          2007                 129                130
    8.000%                                     2004-2023               1,358              1,372
    8.500%                                     2017-2022                 723                737
    8.750%                                     2021-2022                 891                906
    8.850%                                     2018-2020               1,718              1,759
    9.000%                                     2008-2025               6,925              7,154
    9.250%                                     2016-2022               3,374              3,473
    9.500%                                     2004-2025               1,310                758
   10.000%                                     2000-2024                 970              1,356
   10.250%                                          2018                 188                206
   10.500%                                     2000-2020               3,784              4,094
   10.625%                                          2010                  20                 22

See notes to investment portfolio.

August 31, 2000 (In thousands)

LIBERTY INTERMEDIATE GOVERNMENT FUND
(CONTINUED)                                                      PAR           VALUE
---------------------------------------------------------------------------------------
                                           MATURITIES
COUPON                                        FROM/TO
--------------------------------------------------------
   11.000%                                  2009-2021          $  4,583        $  4,978
   11.250%                                       2015                71              74
   11.500%                                  2010-2021             7,260           7,959
   11.750%                                  2013-2015               101             107
   12.000%                                  2011-2016             7,143           8,051
   12.250%                                  2013-2014               359             380
   12.500%                                  2010-2015             4,864           5,466
   12.750%                                       2014                43              46
   13.000%                                  2011-2016             1,859           2,107
   13.500%                                  2010-2015             1,295           1,480
   14.000%                                  2011-2012                74              85
   14.500%                                       2012                16              19
   15.000%                                  2011-2012                80              95
                                                                               --------
                                                                                147,430
                                                                               --------
U.S. Small Business Administration:
    7.600%                                   01/01/12             2,462           2,500
    8.200%                                   10/01/11             2,137           2,185
    8.250%                                   11/01/11             5,192           5,308
    8.650%                                   11/01/14             3,464           3,584
    8.850%                                   08/01/11               629             646
    9.150%                                   07/01/11             2,040           2,101
                                                                               --------
                                                                                 16,324
                                                                               --------
TOTAL GOVERNMENT AGENCIES
(cost of $484,655)                                                              454,780
                                                                               --------
GOVERNMENT OBLIGATIONS - 34.8%
U.S. TREASURY BONDS:
    7.125%                                   02/15/23            22,918          26,305
    7.875%                                   02/15/21            25,241          30,956
                                                                               --------
                                                                                 57,261
                                                                               --------
U.S. TREASURY NOTES:
    5.875%                                   11/15/05            18,210          18,105
    6.500%                                  2010-2026(b)         48,266          50,552
    6.750%                                   05/15/05            22,584          23,283
    6.875%                                   05/15/06            26,050          27,120
    7.500%                                   02/15/05            29,857          31,536
    7.875%                                   11/15/04            19,518          20,811
                                                                               --------
                                                                                171,407
                                                                               --------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $196,893)                                                              228,668
                                                                               --------
TOTAL INVESTMENTS (cost of $681,548)(b)                                         683,448
                                                                               --------

SHORT-TERM OBLIGATIONS - 10.7%                                   PAR            VALUE
---------------------------------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 08/31/00, due
09/01/00 at 6.600%, collateralized by
U.S. Treasury notes with various
maturities to 2022, market value $71,920
(repurchase proceeds $70,606)                                   $70,593      $   70,593
                                                                             ----------

Other Assets & Liabilities, Net - (14.6)%                                       (96,210)
----------------------------------------------------------------------------------------
Net Assets - 100.0%                                                          $  657,831
                                                                             ==========

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) This security, or a portion thereof, with a total market value of $2,325, is being used to collateralize open futures contracts.

(c) Cost for federal income tax purposes is $682,213.

Long future contracts open at August 31, 2000:

                   PAR VALUE                    UNREALIZED
                  COVERED BY   EXPIRATION      APPRECIATION
     TYPE          CONTRACTS      MONTH         AT 08/31/00
--------------------------------------------------------------
Treasury Bond      $27,400     September            $964
Treasury Note       70,000     December              386
                                                  ------
                                                  $1,350
                                                  ======

See notes to financial statements.

August 31, 2000 (In thousands)

LIBERTY FEDERAL SECURITIES FUND
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 95.8%                       PAR                      VALUE
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 57.4%
                     MATURITIES
COUPON                  FROM/TO
--------------------------------
FEDERAL HOME LOAN MORTGAGE CORP:
   6.500%                  2029                $25,507                  $ 24,383
   6.780%                  2000                 45,000                    45,000
   6.875%                  2005                 31,846                    31,965
   7.500%                  2016                    326                       323
   8.000%             2003-2016                  1,600                     1,612
   8.500%             2007-2010                  1,151                     1,171
   8.750%             2004-2010                    393                       402
   9.000%             2001-2022                  2,508                     2,577
   9.250%             2008-2010                  2,215                     2,276
   9.500%             2004-2016                    975                     1,007
   9.750%             2008-2016                    330                       342
  10.000%                  2019                    269                       282
  10.250%             2009-2013                    588                       614
  10.500%             2017-2020                    944                     1,013
  11.250%             2003-2015                    636                       691
  11.500%                  2015                     89                        97
  12.000%                  2013                      9                        10
                                                                         -------
                                                                         113,765
                                                                         -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
   6.000%             2008-2024                 27,696                    26,728
   6.500%             2003-2029                  4,942                     4,731
   6.625%                  2009                 19,245                    18,879
   7.000%             2010-2050(a)              26,403                    25,752
   7.250%                  2001                 29,550                    30,275
   7.500%             2002-2050(a)              75,505                    75,001
   8.000%             2008-2019                  1,281                     1,304
   8.250%             2008-2011                    597                       602
   8.500%             2008-2017                  2,079                     2,130
   9.000%             2002-2021                  7,094                     7,303
   9.500%             2008-2018                    774                       806
                                                                         -------
                                                                         193,511
                                                                         -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
   6.500%             2023-2029                  9,379                     9,006
   7.000%             2022-2050(a)              36,792                    36,103
   7.500%             2006-2007                    470                       472
   8.000%             2005-2008                     35                        36
   9.000%             2008-2017                  3,801                     3,959
  10.000%             2001-2003                     11                        12
  10.500%             2013-2021                  5,250                     5,684

                                                 PAR                      VALUE
--------------------------------------------------------------------------------

                     MATURITIES
COUPON                  FROM/TO
--------------------------------
  11.000%                  2010                $      1                 $      1
  11.500%                  2013                      21                       23
  11.750%             2013-2015                      97                      103
  12.000%             2012-2015                     257                      285
  12.500%             2010-2014                   2,404                    2,708
  13.000%             2011-2015                   1,028                    1,169
                                                                         -------
                                                                          59,561
                                                                         -------
TOTAL GOVERNMENT AGENCIES
(cost of $242,407)                                                       366,837
                                                                         -------
GOVERNMENT OBLIGATIONS - 38.4%
U.S. TREASURY BONDS:
   7.125%               2/15/23                  21,129                   24,252
   7.875%               2/15/21                  19,617                   24,058
   8.750%               8/15/20                  14,333                   18,973
  12.000%               8/15/13                  37,961                   51,763
                                                                         -------
                                                                         119,046
                                                                         -------
U.S. TREASURY NOTES:
   6.375%               8/15/02                   9,665                    9,694
   6.500%               2/15/10                  26,875                   28,059
   6.750%               5/15/05                  18,000                   18,557
   7.500%               2/15/05(b)               19,889                   21,008
   7.875%              11/15/04                   2,052                    2,188
   8.875%               2/15/19                  35,758                   47,307
                                                                         -------
                                                                         126,813
                                                                         -------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $245,155)                                                       245,859
                                                                         -------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (cost of $487,562)                                           612,696
                                                                         -------


See notes to investment portfolio.

August 31, 2000 (In thousands)

LIBERTY FEDERAL SECURITIES FUND (CONTINUED)
NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES - 17.0%                  PAR                     VALUE
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.4%
CHASE MORTGAGE FINANCE CORP.,
    7.750%              4/25/30                $   584                 $     542
COUNTRYWIDE MORTGAGE TRUST:
    7.250%              9/25/29                  1,788                     1,604
    7.600%              4/25/23                    753                       753
    7.990%              3/31/31                  5,000                     5,014
    8.600%              3/31/31                  5,930                     5,949
    8.450%              9/25/31                  1,500                     1,500
    9.000%              6/25/31                  6,000                     6,099
CS FIRST BOSTON MORTGAGE
SECURITIES CORP.,
   7.500%               6/1/20(c)                6,185                     6,113
FIRST BOSTON MORTGAGE SECURITIES CORP.,
   6.150%               9/28/13                    462                       448
GE CAPITAL MORTGAGE SERVICES, INC.
   8.000%               6/25/30                    743                       708
HEADLANDS MORTGAGE SECURITIES, INC.:
   6.500%              11/25/28                    490                       409
   7.750%               3/25/27                  5,217                     5,319
NORWEST ASSET SECURITIES CORP.:
   6.750%               5/25/28                  1,680                     1,567
   7.000%               4/25/12                  2,233                     2,155
PNC MORTGAGE SECURITIES CORP.,
   7.000%               5/25/27                  2,226                     2,210
RESIDENTIAL ASSET SECURITIZATION TRUST:
   7.500%              11/25/11                    997                       971
   7.500%              12/25/29                  1,691                     1,616
STRUCTURED MORTGAGE ASSET
RESIDENTIAL TRUST,
   8.375%               6/25/08                  1,275                     1,282
WASHINGTON MUTUAL:
   6.530%               1/25/40                  1,500                     1,493
   6.930%               1/25/40                  1,500                     1,493
                                                                         -------
                                                                          47,245
                                                                         -------
ASSET-BACKED SECURITIES - 9.6%
CONSECO FINANCE,
   8.390%               2/15/31                    300                       300
CONTIMORTAGE HOME EQUITY LOAN TRUST,
   7.340%               4/15/28                  2,531                     2,398
DELTA FUNDING HOME EQUITY LOAN TRUST,
   7.330%              10/25/28                  7,300                     6,906
GREEN TREE FINANCIAL CORP.:
   7.320%               7/15/28                  4,500                     4,447
   7.850%               8/15/25                  8,600                     7,336
INDYMAC MANUFACTURED HOUSING CONTRACT,
   6.970%               2/25/28                  4,562                     4,401
THE MONEY STORE HOME EQUITY TRUST,
   8.525%               6/15/25                  2,800                     2,912

                                                  PAR                    VALUE
--------------------------------------------------------------------------------
PREFERRED MORTGAGE ASSET TRUST,
   7.900%               5/25/12(c)             $  1,438                $   1,428
PRUDENTIAL HOME MORTGAGED SECURITIES,
   6.456%              12/28/08(c)                1,205                    1,142
RESIDENTIAL ACCREDITED LOANS, INC.,
   6.500%               5/25/29                   3,853                    3,348
SAXON ASSET SECURITIES TRUST:
   8.370%               7/25/30                  11,449                   11,596
   8.664%               7/25/30                  12,000                   12,154
TRYON MORTGAGE FUNDING, INC.,
   7.500%               2/20/27                   1,207                    1,175
UCFC HOME EQUITY LOAN TRUST,
   8.550%               1/10/20                   2,052                    2,082
                                                                       ---------
                                                                          61,625
                                                                       ---------
NON-AGENCY MORTGAGE-BACKED
& ASSET-BACKED SECURITIES
(cost $237,077)                                                          108,870
                                                                       ---------
TOTAL INVESTMENTS (cost of $724,639)(d)                                  721,566
                                                                       ---------

SHORT-TERM OBLIGATIONS - 3.9%
--------------------------------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated 08/31/00, due
09/01/00 at 6.600%, collateralized
by U.S. Treasury notes with various
maturities to 2022, market value $25,525
(repurchase proceeds $25,059)                    25,054                   25,054
                                               --------                ---------
OTHER ASSETS & LIABILITIES, NET - (16.7%)                               (106,800)
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $ 639,820
                                                                       =========

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and the settlement date. The exact quantity purchased may be slightly more or less than the amount shown.

(b) These securities, or a portion thereof, with a total market value of $1,690, are being used to collateralize open futures contracts listed below.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2000, the value of these securities amounted to $8,683 or 1.4% of net assets.

(d) Cost for federal income tax purposes is the $724,670.

Long futures contracts open on August 31, 2000:

                     PAR VALUE                           UNREALIZED
                    COVERED BY          EXPIRATION      APPRECIATION
     TYPE            CONTRACTS            MONTH         AT 08/31/00
----------------------------------------------------------------------
Treasury Bond        $31,200            September         $1,098
Treasury Note         64,000            December             411
Treasury Note         17,600            December              84
                                                          ------
                                                          $1,593
                                                          ======

See notes to investment portfolio.

STATEMENT OF ASSETS AND LIABILITIES


August 31, 2000
(In thousands except for per share amounts and footnotes)


                                                                          LSTGF                           LIGF
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                          $        25,830                 $         681,548
Appreciation/Depreciation                                                               (188)                            1,900
Investments at value                                                                  25,642                           683,448
Short-term obligations                                                                 1,776                            70,593
Investments held as collateral for loaned securities                                      --                           204,371
                                                                             ---------------                 -----------------
                                                                                      27,418                           958,412
Receivable for:
   Investments sold                                                 $1,512                         $65,929
   Interest                                                            252                           6,042
   Variation margin on futures contracts                                --                             503
   Fund shares sold                                                      8                              49
   Expense reimbursements due from Advisor                              21                              --
Other                                                                    6             1,799           345              72,868
                                                                    ------   ---------------       -------   -----------------
   Total Assets                                                                       29,217                         1,031,280

LIABILITIES
Payable for:
   Investments purchased                                             6,370                         164,290
   Fund shares repurchased                                             108                           2,709
   Distributions                                                        36                           1,175
   Collateral for securities at value                                   --                         204,371
Accrued:
   Management fee                                                       10                             332
   Transfer Agent fee                                                    9                             277
   Bookkeeping fee                                                       2                              20
   Service fee                                                           1                              --
   Deferred Trustees' fees                                               3                              25
Other                                                                   25                             250
                                                                    ------                         -------
   Total Liabilities                                                                   6,564                           373,449
                                                                             ---------------                 -----------------

NET ASSETS                                                                   $        22,653                 $         657,831
                                                                             ---------------                 -----------------
Net asset value & redemption price per share -- Class A                                $9.67(a)                          $6.28(a)
                                                                             ---------------                 -----------------
                                                                              ($10,549/1,091)                 ($465,738/74,138)
Maximum offering price per share -- Class A                                            $9.99(b)                          $6.59(b)
                                                                             ---------------                 -----------------
                                                                               ($9.67/0.9675)                    ($6.28/0.9525)
Net asset value & offering price per share -- Class B                                  $9.67(a)                          $6.28(a)
                                                                             ---------------                 -----------------
                                                                                 ($7,854/812)                 ($183,760/29,244)
Net asset value & offering price per share -- Class C                                  $9.67(a)                          $6.28(a)
                                                                             ---------------                 -----------------
                                                                                 ($4,250/439)                      ($1,931/307)
Net asset value, offering & redemption price per share -- Class Z                         --                             $6.28
                                                                             ---------------                 -----------------
                                                                                          --                     ($6,402/1,019)

COMPOSITION OF NET ASSETS
Capital paid in                                                              $        23,319                 $         813,821
Underdistributed (overdistributed) net investment income                                  68                            (1,247)
Accumulated net realized loss                                                           (546)                         (157,993)
Net unrealized appreciation (depreciation) on:
   Investments                                                                          (188)                            1,900
   Open futures contracts                                                                 --                             1,350
                                                                             ===============                 =================
                                                                             $        22,653                 $         657,831
                                                                             ===============                 =================

                                                                                  LFSF
----------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                                           724,639
Appreciation/Depreciation                                                                      (3,073)
Investments at value                                                                          721,566
Short-term obligations                                                                         25,054
Investments held as collateral for loaned securities                                          184,738
                                                                                    -----------------
                                                                                              931,358
Receivable for:
   Investments sold                                                      $1,205
   Interest                                                               4,736
   Variation margin on futures contracts                                    521
   Fund shares sold                                                          97
   Expense reimbursements due from Advisor                                   --
Other                                                                       372                 6,931
                                                                        -------     -----------------
   Total Assets                                                                               938,289

LIABILITIES
Payable for:
   Investments purchased                                                109,458
   Fund shares repurchased                                                2,054
   Distributions                                                          1,351
   Collateral for securities at value                                   184,738
Accrued:
   Management fee                                                           321
   Transfer Agent fee                                                       237
   Bookkeeping fee                                                           20
   Service fee                                                               --
   Deferred Trustees' fees                                                   14
Other                                                                       276
                                                                        -------
   Total Liabilities                                                                          298,469
                                                                                    -----------------

NET ASSETS                                                                          $         639,820
                                                                                    -----------------
Net asset value & redemption price per share -- Class A                                        $10.02(a)
                                                                                    -----------------
                                                                                     ($582,535/58,125)
Maximum offering price per share -- Class A                                                    $10.52(b)
                                                                                    -----------------
                                                                                       ($10.02/0.9525)
Net asset value & offering price per share -- Class B                                          $10.02(a)
                                                                                    -----------------
                                                                                       ($53,765/5,365)
Net asset value & offering price per share -- Class C                                          $10.02(a)
                                                                                    -----------------
                                                                                          ($3,519/351)
Net asset value, offering & redemption price per share -- Class Z                              $10.02
                                                                                    -----------------
                                                                                               ($1/(c))

COMPOSITION OF NET ASSETS
Capital paid in                                                                     $         811,500
Underdistributed (overdistributed) net investment income                                       (2,089)
Accumulated net realized loss                                                                (168,111)
Net unrealized appreciation (depreciation) on:
   Investments                                                                                 (3,073)
   Open futures contracts                                                                       1,593
                                                                                    =================
                                                                                    $         639,820
                                                                                    =================



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $100,000 or more of LSTGF or $50,000 or more of LIGF or LFSF the offering price is reduced.
(c)  Rounds to less than one.



See notes to financial statements.

STATEMENT OF OPERATIONS


For the Year Ended August 31, 2000
(In thousands)



                                                                LSTGF                    LIGF                       LFSF
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (including income on securities loaned
   of none, $211 and $135)                                           $ 1,620                 $  53,369                  $ 52,027
Dollar roll fee income                                                    61                     2,566                     3,371
                                                                     -------                 ---------                  --------
                                                                       1,681                    55,935                    55,398

EXPENSES
Management fee                                            $  130                $   4,465                 $    4,154
Service fee -- Class A, B and C                               50                    1,827                      1,721
Distribution fee -- Class B                                   50                    1,797                        470
Distribution fee -- Class C                                    7                       19                         35
Transfer agent fee                                            63                    1,798                      1,617
Bookkeeping fee                                               27                      270                        252
Trustees' fee                                                  7                       37                         34
Custodian fee                                                  3                      129                         54
Audit fee                                                     17                       63                         49
Legal fee                                                      6                       10                          8
Registration fee                                              32                       68                         62
Reports to shareholders                                        5                      152                        117
Other                                                          2                       22                         19
                                                          ------                ---------                 ----------
                                                             399                   10,657                      8,592
Fees and expenses waived or borne by the Advisor            (151)                      --                         --
Fees waived by the Distributor -- Class C                     --         248           (4)      10,653             (7)     8,585
                                                          ------     -------    ---------    ---------    -----------   --------
   Net Investment Income                                               1,433                    45,282                    46,813
                                                                     -------                 ---------                  --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
   Investments                                              (277)                 (21,321)                   (32,669)
   Written options                                            --                      300                        292
   Closed future contracts                                    --                   (2,035)                    (4,387)
                                                          ------                ---------                 ----------
   Net Realized Loss                                                    (277)                  (23,056)                  (36,764)
Net change in unrealized appreciation/depreciation
   during the period on:
   Investments                                                28                   15,958                     28,751
   Open future contracts                                      --                    1,022                      1,381
   Open written options                                       --                     (147)                      (147)
                                                          ------                ---------                 ----------
Net change in unrealized appreciation/depreciation                        28                    16,833                    29,985
                                                                     -------                 ---------                  --------
   Net Loss                                                             (249)                   (6,223)                   (6,779)
                                                                     -------                 ---------                  --------
Increase in Net Assets from Operations                               $ 1,184                 $  39,059                  $ 40,034
                                                                     -------                 ---------                  --------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


(In thousands)



                                                                  Year Ended       Year Ended       Year Ended       Year Ended
                                                                   August 31        August 31        August 31        August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                     LSTGF            LSTGF            LIGF            LIGF(a)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     2000             1999             2000             1999
Operations:
Net investment income                                            $      1,433     $      1,101      $    45,282      $    55,956
Net realized loss                                                        (277)            (235)         (23,056)         (11,415)
Net change in unrealized appreciation/depreciation                         28             (203)          16,833          (52,631)
                                                                 ------------     ------------      -----------      -----------
  Net Increase (Decrease) from Operations                               1,184              663           39,059           (8,090)
Distributions:
From net investment income -- Class A                                    (652)            (567)         (29,837)         (33,518)
In excess of net investment income -- Class A                              --              (11)            (360)              --
In excess of net realized gains -- Class A                                 --               (7)              --               --
Return of capital -- Class A                                               --               --             (553)              --
From net investment income -- Class B                                    (398)            (325)         (12,784)         (16,988)
In excess of net investment income -- Class B                              --               (6)            (154)              --
In excess of net realized gains -- Class B                                 --               (4)              --               --
Return of capital -- Class B                                               --               --             (237)              --
From net investment income -- Class C                                    (262)            (169)            (139)            (116)
In excess of net investment income -- Class C                              --               (3)              (2)              --
In excess of net realized gains -- Class C                                 --               (3)              --               --
Return of capital -- Class C                                               --               --               (3)              --
From net investment income -- Class Z                                      --               --             (437)            (138)
In excess of net investment income -- Class Z                              --               --               (5)              --
In excess of net realized gains -- Class Z                                 --               --               --               --
Return of capital -- Class Z                                               --               --               (8)              --
                                                                 ------------     ------------      -----------      -----------
                                                                         (128)            (432)          (5,460)         (58,850)
                                                                 ------------     ------------      -----------      -----------
Fund Share Transactions:
Receipts for shares sold -- Class A                                     7,853           16,989          103,062          132,798
Receipts for shares issued in the acquisition of
  Crabbe Huson U.S. Govt. Income Fund                                      --            4,254               --               --
Value of distributions reinvested -- Class A                              561              467           18,966           20,730
Cost of shares repurchased -- Class A                                  (9,557)         (17,154)        (190,520)        (229,910)
                                                                 ------------     ------------      -----------      -----------
                                                                       (1,143)           4,556          (68,492)         (76,382)
                                                                 ------------     ------------      -----------      -----------
Receipts for shares sold -- Class B                                     4,089            9,622           11,745           35,046
Value of distributions reinvested -- Class B                              286              219            7,377            9,834
Cost of shares repurchased -- Class B                                  (4,680)          (8,969)        (128,936)        (122,781)
                                                                 ------------     ------------      -----------      -----------
                                                                         (305)             872         (109,814)         (77,901)
                                                                 ------------     ------------      -----------      -----------
Receipts for shares sold -- Class C                                     1,136            4,319              457            3,162
Value of distributions reinvested -- Class C                              186              138              109               97
Cost of shares repurchased -- Class C                                  (2,244)          (1,066)          (1,712)            (969)
                                                                 ------------     ------------      -----------      -----------
                                                                         (922)           3,391           (1,146)           2,290
                                                                 ------------     ------------      -----------      -----------
Receipts for shares sold -- Class Z                                        --               --              701            7,432
Value of distributions reinvested -- Class Z                               --               --              450              125
Cost of shares repurchased -- Class Z                                      --               --           (2,019)             (13)
                                                                 ------------     ------------      -----------      -----------
                                                                           --               --             (868)           7,544
                                                                 ------------     ------------      -----------      -----------
  Net Increase (Decrease) from Fund Share Transactions                 (2,370)           8,819         (180,320)        (144,449)
                                                                 ------------     ------------      -----------      -----------
       Total Increase (Decrease)                                       (2,498)           8,387         (185,780)        (203,299)
                                                                 ------------     ------------      -----------      -----------

NET ASSETS
Beginning of period                                                    25,151           16,764          843,611        1,046,910
                                                                 ------------     ------------      -----------      -----------
End of period                                                    $     22,653     $     25,151      $   657,831      $   843,611
                                                                 ------------     ------------      -----------      -----------
  Net of undistributed (overdistributed)
  net investment income                                          $         68             $(49)     $    (1,247)     $      (716)
                                                                 ------------     ------------      -----------      -----------

NUMBER OF FUND SHARES
Sold -- Class A                                                           812            1,732           16,579           19,974
Issued in acquisition of Crabbe Huson U.S. Govt. Income Fund               --              421               --               --
Issued for distributions reinvested -- Class A                             58               47            3,032            3,136
Repurchased -- Class A                                                   (988)          (1,719)         (30,552)         (34,681)
                                                                 ------------     ------------      -----------      -----------
                                                                         (118)             481          (10,941)         (11,571)
                                                                 ------------     ------------      -----------      -----------
Sold -- Class B                                                           423              965            1,888            5,259
Issued for distributions reinvested -- Class B                             30               22            1,167            1,487
Repurchased -- Class B                                                   (484)            (898)         (20,653)         (18,569)
                                                                 ------------     ------------      -----------      -----------
                                                                          (31)              89          (17,598)         (11,823)
                                                                 ------------     ------------      -----------      -----------
Sold -- Class C                                                           117              435               73              476
Issued for distributions reinvested -- Class C                             19               14               17               15
Repurchased -- Class C                                                   (232)            (108)            (275)            (148)
                                                                 ------------     ------------      -----------      -----------
                                                                          (96)             341             (185)             343
                                                                 ------------     ------------      -----------      -----------
Sold -- Class Z                                                            --               --              111            1,141
Issued for distributions reinvested -- Class Z                             --               --               72               19
Repurchased -- Class Z                                                     --               --             (322)              (2)
                                                                 ------------     ------------      -----------      -----------
                                                                           --               --             (139)           1,158
                                                                 ------------     ------------      -----------      -----------

                                                                   Year Ended       Year Ended
                                                                    August 31        August 31
------------------------------------------------------------------------------------------------------
                                                                      LFSF            LFSF(b)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      2000             1999
Operations:
Net investment income                                              $    46,813    $    55, 075
Net realized loss                                                      (36,764)        (16,079)
Net change in unrealized appreciation/depreciation                      29,985         (60,077)
                                                                   -----------    ------------
  Net Increase (Decrease) from Operations                               40,034         (21,081)
Distributions:
From net investment income -- Class A                                  (42,603)        (47,748)
In excess of net investment income -- Class A                           (1,864)             --
In excess of net realized gains -- Class A                                  --              --
Return of capital -- Class A                                              (618)             --
From net investment income -- Class B                                   (3,820)         (4,106)
In excess of net investment income -- Class B                             (167)             --
In excess of net realized gains -- Class B                                  --              --
Return of capital -- Class B                                               (55)             --
From net investment income -- Class C                                     (293)           (207)
In excess of net investment income -- Class C                              (13)             --
In excess of net realized gains -- Class C                                  --              --
Return of capital -- Class C                                                (4)             --
From net investment income -- Class Z                                       (c)             (c)
In excess of net investment income -- Class Z                               (c)             --
In excess of net realized gains -- Class Z                                  --              --
Return of capital -- Class Z                                                (c)             --
                                                                   -----------    ------------
                                                                        (9,403)        (73,142)
                                                                   -----------    ------------
Fund Share Transactions:
Receipts for shares sold -- Class A                                     24,593          45,956
Receipts for shares issued in the acquisition of
  Crabbe Huson U.S. Govt. Income Fund                                       --              --
Value of distributions reinvested -- Class A                            23,606          24,813
Cost of shares repurchased -- Class A                                 (138,813)       (144,033)
                                                                   -----------    ------------
                                                                       (90,614)        (73,264)
                                                                   -----------    ------------
Receipts for shares sold -- Class B                                      9,936          36,968
Value of distributions reinvested -- Class B                             2,452           2,386
Cost of shares repurchased -- Class B                                  (29,987)        (32,284)
                                                                   -----------    ------------
                                                                       (17,599)          7,070
                                                                   -----------    ------------
Receipts for shares sold -- Class C                                        980           4,548
Value of distributions reinvested -- Class C                               258             171
Cost of shares repurchased -- Class C                                   (2,637)           (725)
                                                                   -----------    ------------
                                                                        (1,399)          3,994
                                                                   -----------    ------------
Receipts for shares sold -- Class Z                                         --               1
Value of distributions reinvested -- Class Z                                (c)             (c)
Cost of shares repurchased -- Class Z                                       --              (c)
                                                                   -----------    ------------
                                                                            (c)              1
                                                                   -----------    ------------
  Net Increase (Decrease) from Fund Share Transactions                (109,612)        (62,199)
                                                                   -----------    ------------
       Total Increase (Decrease)                                      (119,015)       (135,341)
                                                                   -----------    ------------

NET ASSETS
Beginning of period                                                    758,835         894,176
                                                                   -----------    ------------
End of period                                                      $   639,820    $    758,835
                                                                   -----------    ------------
  Net of undistributed (overdistributed)
  net investment income                                            $    (2,089)   $        641
                                                                   -----------    ------------

NUMBER OF FUND SHARES
Sold -- Class A                                                          2,469           4,205
Issued in acquisition of Crabbe Huson U.S. Govt. Income Fund
Issued for distributions reinvested -- Class A                           2,366           2,305
Repurchased -- Class A                                                 (13,950)        (13,322)
                                                                   -----------    ------------
                                                                        (9,115)         (6,812)
                                                                   -----------    ------------
Sold -- Class B                                                            995           3,383
Issued for distributions reinvested -- Class B                             245             222
Repurchased -- Class B                                                  (3,008)         (2,972)
                                                                   -----------    ------------
                                                                        (1,768)            663
                                                                   -----------    ------------
Sold -- Class C                                                             98             416
Issued for distributions reinvested -- Class C                              26              16
Repurchased -- Class C                                                    (265)            (67)
                                                                   -----------    ------------
                                                                          (141)            365
                                                                   -----------    ------------
Sold -- Class Z                                                             --              (c)
Issued for distributions reinvested -- Class Z                              (c)             (c)
Repurchased -- Class Z                                                      --              (c)
                                                                   -----------    ------------
                                                                            (c)             (c)
                                                                   -----------    ------------



(a)  Class Z Shares were initially offered on January 29, 1999.
(b)  Class Z shares were initially offered on January 11, 1999.
(c)  Rounds to less than one.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Short Term Government Fund (formerly Colonial Short Duration U.S. Government Fund) (LSTGF), and Liberty Intermediate Government Fund (formerly Colonial Intermediate U.S. Government Fund) (LIGF), are each a series of Liberty Trust II and Liberty Federal Securities Fund (formerly Colonial Federal Securities Fund) (LFSF) is a series of Liberty Trust III (the series collectively referred to as the "Funds" and are diversified portfolios). Liberty Trust II and Liberty Trust III are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open end management investment companies. LSTGF's investment objective is to seek as high a level of current income, as is consistent with very low volatility, by investing primarily in U.S. government securities and maintaining a weighted average portfolio duration of three years or less. LIGF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent risk, by investing primarily in U.S. government securities. LFSF's investment objective is to seek as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities. The Funds may issue an unlimited number of shares. LSTGF offers three classes of shares: Class A, Class B, and Class C. LIGF and LFSF offer four classes of shares: Class A, Class B, Class C, and Class
Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on purchasing Class Z shares, as defined in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed in the preparation of the Funds' financial statements.

SECURITY VALUATION AND TRANSACTIONS:

The Funds are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Funds maintain U.S. government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

SECURITIES LENDING

LIGF and LFSF may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At August 31, 2000, LIGF and LFSF loaned securities having a market value of $200,749,031 and $181,297,650, respectively, collateralized by securities issued by the U.S. Government and its agencies and cash which was invested in a short-term instruments in the amount of $204,370,751, and $184,738,030, respectively.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B, and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, and Class C per share data and ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fees for Class A, Class B, and Class C shares and the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, FEE INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities for book and tax purposes and expired capital loss carryforwards. Permanent book and tax basis differences will result in reclassifications to capital accounts.

OTHER:

The Funds' custodian takes possession through the federal book entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of each Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:

LSTGF
Flat fee rate of 0.55% annually

LIGF
AVERAGE NET ASSETS                                              ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                     0.60%
Next $500 million                                                    0.55%
Over $1.5 billion                                                    0.50%

LFSF
AVERAGE NET ASSETS                                              ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                     0.60%
Next $1 billion                                                      0.55%
Next $1 billion                                                      0.50%
Over $3 billion                                                      0.40%

BOOKKEEPING FEE:

For each Fund the Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

AVERAGE NET ASSETS                                              ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $50 million                                                  No charge
Next $950 million                                                    0.035%
Next $1 billion                                                      0.025%
Next $1 billion                                                      0.015%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provided shareholder services for a monthly fee equal to 0.17% annually of each Fund's average net assets and received reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursements for certain-out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is each Fund's principal underwriter. During the year ended August 31, 2000, each Fund has been advised that the Distributor retained net underwriting discounts on LSTGF, LIGF and LFSF of $1,496, $13,011, and $14,125, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $10,468, $8,291, and $8,456 on Class A share redemptions, $43,648, $307,402, and $213,667 on Class B share redemptions, and $2,382,
$2,632, and $1,182, on Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor. LIGF and LFSF pay a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. LSTGF pays a service fee equal to 0.20% annually of Class A and Class B net assets and 0.25% annually of Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor. LSTGF pays a distribution fee equal to 0.65% annually of the average net assets of Class B shares and 0.15% annually of the average net assets of Class C shares. LIGF and LFSF each pay a distribution fee equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually for LIGF and LFSF.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

For LSTGF, the Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended August 31, 2000, purchases and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were as follows:

                                               PURCHASES             SALES
--------------------------------------------------------------------------------
LSTGF                                        $  35,320,297      $    37,011,948
LIGF                                         $ 425,176,541      $   489,668,892
LFSF                                         $ 844,510,712      $ 1,008,055,253

Transactions in written call options were as follows:

                                                  LIGF
--------------------------------------------------------------------------------
                                               PAR VALUE
                                               COVERED BY            PREMIUMS
                                             WRITTEN OPTIONS         RECEIVED
--------------------------------------------------------------------------------
Outstanding at
Beginning of period                           $  30,000,000         $  147,656
Written                                          43,710,000            152,028
Closed                                                   --                 --
Expirations                                      73,710,000            299,684
Exercises
Outstanding at
End of Period                                            --                 --

                                                  LFSF
--------------------------------------------------------------------------------
                                               PAR VALUE
                                               COVERED BY            PREMIUMS
                                             WRITTEN OPTIONS         RECEIVED
--------------------------------------------------------------------------------
Outstanding at
Beginning of period                           $  30,000,000         $ 147,656
Written                                          44,500,000           143,853
Closed                                                   --                --
Expirations                                      74,500,000           291,509
Exercises
Outstanding at
End of Period                                            --                --

Unrealized appreciation (depreciation) at August 31, 2000, for federal income tax purposes was:

                                      LSTGF          LIGF           LFSF
--------------------------------------------------------------------------------
Gross unrealized
  appreciation                     $   31,238    $ 6,772,013    $  8,779,659
Gross unrealized
  depreciation                       (219,708)    (5,536,772)    (11,883,679)
                                   ----------    -----------    ------------
Net unrealized appreciation
  (depreciation)                   $ (188,470)   $ 1,235,241    $ (3,104,020)
                                   ----------    -----------    ------------

CAPITAL LOSS CARRYFORWARDS:

At August 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                         YEAR OF            CAPITAL LOSS
                                       EXPIRATION           CARRYFORWARDS
--------------------------------------------------------------------------------
LSTGF                                     2008                $ 287,000
                                                              ---------

                                         YEAR OF            CAPITAL LOSS
                                       EXPIRATION           CARRYFORWARD
--------------------------------------------------------------------------------
LIGF                                      2001              $  4,910,000
                                          2002                 7,249,000
                                          2003                67,291,000
                                          2004                32,580,000
                                          2005                18,973,000
                                          2008                11,708,000
                                                            ------------
                                                            $142,711,000
                                                            ============

Of the LIGF loss carryforwards expiring in 2001 and 2002, $4,910,000 and $4,423,000, respectively, were acquired in the merger with Liberty Financial U.S. Government Securities Fund. Their availability for use in offsetting any future realized gains may be limited in a given year.

                                         YEAR OF            CAPITAL LOSS
                                       EXPIRATION           CARRYFORWARD
--------------------------------------------------------------------------------
LFSF                                      2002              $ 84,302,000
                                          2004                21,929,000
                                          2008                24,031,000
                                                            ============
                                                            $130,262,000
                                                            ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

LIGF and LFSF may purchase or sell futures contracts and purchase and write options on futures and securities. The Funds will use these instruments to hedge against the effects of changes in the value of the portfolio securities due to anticipated changes in interest rates and/or market conditions and not for trading purposes. The Funds may also invest in these instruments for duration management. The use of futures contracts and options involves certain risks which include (1) the imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin, or option premium recorded in the Funds' Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

LSTGF may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended August 31, 2000.

NOTE 5.  PLAN OF REORGANIZATION

A proxy has been filed with the SEC proposing the merger of the Liberty Short Term Government Fund into the Liberty Intermediate Government Fund which is subject to Trustee approval.

FINANCIAL HIGHLIGHTS LSTGF


Selected data for a share of each class outstanding throughout each period are as follows:



                                                                                                YEAR ENDED AUGUST 31, 2000
                                                                                         -----------------------------------------
                                                                                         CLASS A          CLASS B          CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $  9.720         $ 9.720          $ 9.720
                                                                                         --------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                                                0.612           0.549            0.593
Net realized and unrealized loss                                                           (0.098)         (0.098)          (0.098)
                                                                                         --------         -------          -------
Total from Investment Operations                                                            0.514           0.451            0.495
                                                                                         --------         -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                 (0.564)         (0.501)          (0.545)
                                                                                         --------         -------          -------
Net Asset Value, End of Period                                                           $  9.670         $ 9.670          $ 9.670
                                                                                         ========         =======          =======
Total return (c)(d)                                                                         5.45%           4.77%            5.24%
                                                                                         ========         =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                                                0.80%           1.45%            1.00%
Net investment income (e)                                                                   6.34%           5.69%            6.14%
Fees and expenses waived or borne by the Advisor (e)                                        0.64%           0.64%            0.64%
Portfolio turnover                                                                           171%            171%             171%
Net assets at end of period (000)                                                        $ 10,549         $ 7,854          $ 4,250

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:          $  0.062         $ 0.062          $ 0.062
(b)  The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  The benefits derived from custody credits and directed brokerage arrangements had no impact.


--------------------------------------------------------------------------------
State Tax Information for the year ended August 31, 2000 (unaudited)
An average of 27% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury. Approximately 22% of the Fund's ordinary income distributions (17% of gross income) was derived from interest on direct investments in U.S. Treasury bonds, notes and bills.
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED AUGUST 31, 1999
                                                                                        ------------------------------------------
                                                                                        CLASS A          CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 10.000         $ 10.000         $ 10.000
                                                                                        --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                  0.482            0.417            0.462
Net realized and unrealized loss                                                          (0.278)          (0.278)          (0.278)
                                                                                        --------         --------         --------
Total from Investment Operations                                                           0.204            0.139            0.184
                                                                                        --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                (0.470)          (0.406)          (0.451)
In excess of net investment income                                                        (0.009)          (0.008)          (0.008)
In excess of net realized gains                                                           (0.005)          (0.005)          (0.005)
                                                                                        --------         --------         --------
Total Distributions Declared to Shareholders                                              (0.484)          (0.419)          (0.464)
                                                                                        --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                                          $  9.720         $  9.720         $  9.720
                                                                                        ========         ========         ========
Total return (b)(c)                                                                        2.05%            1.39%            1.85%
                                                                                        ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                               0.80%            1.45%            1.00%
Net investment income (d)                                                                  4.87%            4.22%            4.67%
Fees and expenses waived or borne by the Advisor (d)                                       0.69%            0.69%            0.69%
Portfolio turnover                                                                          112%             112%             112%
Net assets at end of period (000)                                                       $ 11,750         $  8,198         $  5,203

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:         $  0.069         $  0.069         $  0.069
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                                               Year ended August 31, 1998
                                                                                       ------------------------------------------
                                                                                       CLASS A          CLASS B          CLASS C
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $  9.920         $  9.920         $  9.920
                                                                                       --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                 0.529            0.462            0.508
Net realized and unrealized gain                                                          0.113            0.113            0.113
                                                                                       --------         --------         --------
Total from Investment Operations                                                          0.642            0.575            0.621
                                                                                       --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                               (0.541)          (0.476)          (0.521)
In excess of net investment income                                                       (0.021)          (0.019)          (0.020)
                                                                                       --------         --------         --------
Total Distributions Declared to Shareholders                                             (0.562)          (0.495)          (0.541)
                                                                                       --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                                         $ 10.000         $ 10.000         $ 10.000
                                                                                       ========         ========         ========
Total return (b)(c)                                                                       6.64%            5.93%            6.41%
                                                                                       ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                              0.70%            1.35%            0.90%
Net investment income (d)                                                                 5.37%            4.72%            5.17%
Fees and expenses waived or borne by the Advisor (d)                                      1.10%            1.10%            1.10%
Portfolio turnover                                                                         183%             183%             183%
Net assets at end of period (000)                                                      $  7,284         $  7,543         $  1,937

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:        $  0.110         $  0.110         $  0.110
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                                                                 Year ended August 31, 1997
                                                                                         ------------------------------------------
                                                                                         CLASS A          CLASS B          CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $ 9.820          $ 9.820          $ 9.820
                                                                                         -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                  0.561            0.497            0.542
Net realized and unrealized gain                                                           0.090            0.090            0.090
                                                                                         -------          -------          -------
Total from Investment Operations                                                           0.651            0.587            0.632
                                                                                         -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                (0.551)          (0.487)          (0.532)
                                                                                         -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                                           $ 9.920          $ 9.920          $ 9.920
                                                                                         =======          =======          =======
Total return (b)(c)                                                                        6.79%            6.11%            6.59%
                                                                                         =======          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                               0.50%            1.15%            0.70%
Net investment income (d)                                                                  5.64%            4.99%            5.44%
Fees and expenses waived or borne by the Advisor (d)                                       1.76%            1.76%            1.76%
Portfolio turnover                                                                           73%              73%              73%
Net assets at end of period (000)                                                        $ 6,858          $ 4,233          $   575

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:          $ 0.169          $ 0.169          $ 0.169
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                                   Years ended August 31
                                                                                         ------------------------------------------
                                                                                                           1996
                                                                                         ------------------------------------------
                                                                                         CLASS A          CLASS B          CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $ 9.850          $ 9.850          $ 9.850
                                                                                         -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                  0.568            0.504            0.549
Net realized and unrealized loss                                                          (0.032)          (0.032)          (0.032)
                                                                                         -------          -------          -------
Total from Investment Operations                                                           0.536            0.472            0.517
                                                                                         -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                (0.566)          (0.502)          (0.547)
                                                                                         -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                                           $ 9.820          $ 9.820          $ 9.820
                                                                                         =======          =======          =======
Total return (b)(c)                                                                        5.57%            4.89%            5.36%
                                                                                         =======          =======          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                                               0.50%            1.15%            0.70%
Net investment income (d)                                                                  5.99%            5.34%            5.79%
Fees and expenses waived or borne by the Advisor (d)                                       1.48%            1.48%            1.48%
Portfolio turnover                                                                           51%              51%              51%
Net assets at end of period (000)                                                        $ 6,136          $ 4,004          $   461

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:           $ 0.136          $ 0.136          $ 0.136
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS LIGF

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                            YEAR ENDED AUGUST 31, 2000
                                                           ------------------------------------------------------------------
                                                           CLASS A             CLASS B        CLASS C                CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 6.320             $ 6.320        $ 6.320                $ 6.320
                                                           -------             -------        -------                -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (a)                                    0.395               0.348          0.358(b)               0.411
Net realized and unrealized loss                            (0.045)             (0.045)        (0.045)                (0.045)
                                                           -------             -------        -------                -------
Total from Investment Operations                             0.350               0.303          0.313                  0.366
                                                           -------             -------        -------                -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.378)             (0.333)        (0.343)                (0.394)
In excess of net investment income                          (0.005)             (0.004)        (0.004)                (0.005)
Return of capital                                           (0.007)             (0.006)        (0.006)                (0.007)
                                                           -------             -------        -------                -------
Total Distributions Declared to Shareholders                (0.390)             (0.343)        (0.353)                (0.406)
                                                           =======             =======        =======                =======
NET ASSET VALUE, END OF PERIOD                             $ 6.280             $ 6.280        $ 6.280                $ 6.280
                                                           =======             =======        =======                =======
Total return (c)                                              5.77%               4.98%          5.14%(e)               6.03%
                                                           =======             =======        =======                =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                  1.20%               1.95%          1.80%(b)               0.95%
Net investment income (d)                                     6.35%               5.60%          5.75%(b)               6.60%
Portfolio turnover                                              84%                 84%            84%                    84%
Net assets at end of period (in millions)                  $   466             $   184        $     2                $     6

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.009 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Had the Distributor not waived a portion of the expenses, total return would have been reduced.

-------------------------------------------------------------------------------
State Tax Information (unaudited):
An average of 32% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury. Approximately 41% of the Fund's distributions (34% of gross income) was derived from interest on direct investments in U.S. Treasury bonds, notes and bills.
-------------------------------------------------------------------------------


                                                                         YEAR ENDED AUGUST 31, 1999
                                                      ------------------------------------------------------------------------
                                                      CLASS A            CLASS B             CLASS C               CLASS Z(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 6.730            $  6.730            $ 6.730               $ 6.760
                                                      -------            --------            -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.375               0.325              0.335(b)              0.224
Net realized and unrealized loss                       (0.416)             (0.416)            (0.416)               (0.435)
                                                      -------            --------            -------               -------
Total from Investment Operations                       (0.041)             (0.091)            (0.081)               (0.211)
                                                      -------            --------            -------               -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.369)             (0.319)            (0.329)               (0.229)
                                                      -------            --------            -------               -------
NET ASSET VALUE, END OF PERIOD                        $ 6.320            $  6.320            $ 6.320               $ 6.320
                                                      =======            ========            =======               =======
Total return (c)                                        (0.70)%             (1.44)%            (1.29)%(d)            (3.31)%(e)
                                                      =======            ========            =======               =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                             1.15%               1.90%              1.75%(b)              0.92%(g)
Net investment income (f)                                6.10%               5.35%              5.50%(b)              6.35%(g)
Portfolio turnover                                         62%                 62%                62%                   62%
Net assets at end of period (in millions)             $   537            $    296            $     3               $     7

(a) Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.007 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of the expenses, total return would have been reduced.
(e)      Not annualized
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                           YEAR ENDED AUGUST 31, 1998
                                                    --------------------------------------------
                                                    CLASS A           CLASS B           CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 6.510           $ 6.510           $ 6.510
                                                    -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                 0.420             0.370             0.380(a)
Net realized and unrealized gain                      0.204             0.204             0.204
                                                    -------           -------           -------
Total from Investment Operations                      0.624             0.574             0.584
                                                    -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.376)           (0.329)           (0.339)
In excess of net investment income                   (0.028)           (0.025)           (0.025)
                                                    -------           -------           -------
Total Distributions Declared to Shareholders         (0.404)           (0.354)           (0.364)
                                                    -------           -------           -------
NET ASSET VALUE, END OF PERIOD                      $ 6.730           $ 6.730           $ 6.730
                                                    =======           =======           =======
Total return (b)                                       9.87%             9.03%             9.20%(c)
                                                    =======           =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                           1.12%             1.87%             1.72%(a)
Net investment income (d)                              6.02%             5.27%             5.42%(a)
Portfolio turnover                                      214%              214%              214%
Net assets at end of period (in millions)           $   651           $   395           $     1

(a) Net of fees waived by the Advisor or its affiliates to which amounted to $0.010 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                            YEAR ENDED AUGUST 31, 1997
                                                   ------------------------------------------------
                                                    CLASS A           CLASS B           CLASS C(a)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 6.370           $ 6.370           $ 6.590
                                                    -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                 0.393             0.344             0.032
Net realized and unrealized gain (loss)               0.145             0.145            (0.082)
                                                    -------           -------           -------
Total from Investment Operations                      0.538             0.489            (0.050)
                                                    -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.398)           (0.349)           (0.030)
                                                    -------           -------           -------
NET ASSET VALUE, END OF PERIOD                      $ 6.510           $ 6.510           $ 6.510
                                                    =======           =======           =======
Total return (b)                                       8.64%             7.83%            (0.77)%(c)
                                                    =======           =======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                           1.13%             1.88%             1.78%(e)
Net investment income (d)                              6.43%             5.68%             5.85%(e)
Portfolio turnover                                       61%               61%               61%
Net assets at end of period (in millions)           $   731           $   460           $       (f)

(a) Class C Shares were initially offered on August 1, 1997 per share data reflects activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)      Not annualized.
(d) The benefits derived from custody credits and directed brokerage commissions had no impact.
(e)      Annualized.
(f)      Rounds to less than one million.

                                                         YEAR ENDED AUGUST 31,
                                                     -----------------------------
                                                                 1996
                                                     -----------------------------
                                                      CLASS A             CLASS B
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 6.550             $ 6.550
                                                      -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.390               0.341
Net realized and unrealized loss                       (0.161)             (0.161)
                                                      -------             -------
Total from Investment Operations                        0.229               0.180
                                                      -------             -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.391)             (0.344)
In excess of net investment income                     (0.018)             (0.016)
                                                      -------             -------
Total Distributions Declared to Shareholders           (0.409)             (0.360)
                                                      -------             -------
NET ASSET VALUE, END OF PERIOD                        $ 6.370             $ 6.370
                                                      =======             =======
Total return (a)                                         3.51%               2.74%
                                                      =======             =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                             1.11%               1.86%
Net investment income (b)                                6.45%               5.70%
Portfolio turnover                                        123%                123%
Net assets at end of period (in millions)             $   921             $   572

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS LFSF


Selected data for a share of each class outstanding throughout each period are as follows:


                                                                   YEAR ENDED AUGUST 31, 2000
                                                     ----------------------------------------------------------
                                                      CLASS A        CLASS B        CLASS C           CLASS Z
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.140        $10.140        $10.140           $ 10.140
                                                      -------        -------        -------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                               0.744          0.669          0.684(b)           0.769
Net realized and unrealized loss                       (0.142)        (0.142)        (0.142)            (0.142)
                                                      -------        -------        -------           --------
Total from Investment Operations                        0.602          0.527          0.542              0.627
                                                      -------        -------        -------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.682)        (0.611)        (0.626)            (0.706)
In excess of net investment income                     (0.030)        (0.027)        (0.027)            (0.031)
Return of capital                                      (0.010)        (0.009)        (0.009)            (0.010)
                                                      -------        -------        -------           --------
Total Distributions Declared to Shareholders           (0.722)        (0.647)        (0.662)            (0.747)
                                                      =======        =======        =======           ========
NET ASSET VALUE, END OF PERIOD                        $10.020        $10.020        $10.020           $ 10.020
                                                      =======        =======        =======           ========
Total return (c)                                         6.23%          5.44%          5.60%(d)           6.50%
                                                      =======        =======        =======           ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                             1.17%          1.92%          1.77%(b)           0.92%
Net investment income (e)                                6.87%          6.12%          6.27%(b)           7.12%
Portfolio turnover                                         96%            96%            96%                96%
Net assets at end of period (in millions)             $   583        $    54        $     4           $       (f)

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.015 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)      Rounds to less than one million.


--------------------------------------------------------------------------------
State Tax Information for the year ended August 31, 2000 (unaudited)
An average of 34% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury. Approximately 52% of the Fund's ordinary income distributions (46% of gross income) was derived from interest on direct investments in U.S. Treasury bonds, notes and bills.
--------------------------------------------------------------------------------


                                                                          YEAR ENDED AUGUST 31, 1999
                                                     ----------------------------------------------------------------------------
                                                      CLASS A             CLASS B             CLASS C                CLASS Z(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $11.080             $11.080             $11.080                $11.010
                                                      -------             -------             -------                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.703               0.621               0.637(b)               0.479
Net realized and unrealized loss                       (0.969)             (0.969)             (0.969)                (0.885)
                                                      -------             -------             -------                -------
Total from Investment Operations                       (0.266)             (0.348)             (0.332)                (0.406)
                                                      -------             -------             -------                -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.674)             (0.592)             (0.608)                (0.464)
                                                      -------             -------             -------                -------
NET ASSET VALUE, END OF PERIOD                        $10.140             $10.140             $10.140                $10.140
                                                      =======             =======             =======                =======
Total return (c)                                        (2.56)%             (3.30)%             (3.15)%(d)             (3.77)%(e)
                                                      =======             =======             =======                =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                             1.15%               1.90%               1.79%(b)               0.91%(g)
Net investment income (f)                                6.58%               5.83%               5.98%(b)               7.19%(g)
Portfolio turnover                                         42%                 42%                 42%                    42%
Net assets at end of period (in millions)             $   682             $    72             $     5                $      (h)

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.013 per share and 0.15%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)      Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)      Annualized.
(h)      Rounds to less than one million.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                      YEAR ENDED AUGUST 31, 1998
                                                        ---------------------------------------------------------
                                                         CLASS A                Class B                Class C
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM INVESTMENT OPERATIONS:                       $10.520                $10.520                $10.520
                                                         -------                -------                -------
Net investment income                                      0.708                  0.625                  0.642(a)
Net realized and unrealized gain                           0.530                  0.530                  0.530
                                                         -------                -------                -------
Total from Investment Operations                           1.238                  1.155                  1.172
                                                         -------                -------                -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.678)                (0.595)                (0.612)
                                                         -------                -------                -------
NET ASSET VALUE, END OF PERIOD                           $11.080                $11.080                $11.080
                                                         =======                =======                =======
Total return (b)                                           12.11%                 11.26%                 11.43%(c)
                                                         =======                =======                =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                1.14%                  1.89%                  1.74%(a)
Net investment income (d)                                   6.49%                  5.74%                  5.89%(a)
Portfolio turnover                                           356%                   356%                   356%
Net assets at end of period (in millions)                $   821                $    72                $     1

(a) Net of fees waived by the Distributor which amounted to $0.017 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                                  PERIOD ENDED AUGUST 31, 1997(a)
                                                        -------------------------------------------------------
                                                         CLASS A              CLASS B              CLASS C(b)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM INVESTMENT OPERATIONS:                       $10.530              $10.530              $10.710
                                                         -------              -------              -------
Net investment income                                      0.580                0.515                0.058
Net realized and unrealized loss                          (0.038)              (0.038)              (0.198)
                                                         -------              -------              -------
Total from Investment Operations                           0.542                0.477                0.140
                                                         -------              -------              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.552)              (0.487)              (0.050)
                                                         -------              -------              -------
NET ASSET VALUE, END OF PERIOD                           $10.520              $10.520              $10.520
                                                         =======              =======              =======
Total return (c)                                            5.31%(d)             4.66%(d)            (1.31)%(d)
                                                         =======              =======              =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                1.19%(f)             1.94%(f)             1.82%(f)
Net investment income (e)                                   6.71%(f)             5.96%(f)             6.55%(f)
Portfolio turnover                                            79%(d)               79%(d)               79%(d)
Net assets at end of period (in millions)                $   888              $    64              $      (g)

(a) The Fund changed its fiscal year end from October 31 to August 31. Information presented is for the period November 1, 1996 through August 31, 1997.
(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)      Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)      Annualized.
(g)      Rounds to less than one million.


See notes to financial statements.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                  YEAR ENDED OCTOBER 31,
                                                            -----------------------------------
                                                                           1996
                                                            -----------------------------------
                                                             CLASS A                  CLASS B
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM INVESTMENT OPERATIONS:                            $10.830                  $10.830
                                                              -------                  -------
Net investment income                                           0.696                    0.617
Net realized and unrealized loss                               (0.300)                  (0.300)
                                                              -------                  -------
Total from Investment Operations                                0.396                    0.317
                                                              -------                  -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.684)                  (0.606)
From net realized gains                                            --                       --
From capital paid in                                           (0.012)                  (0.011)
                                                              -------                  -------
Total Distributions Declared to Shareholders                   (0.696)                  (0.617)
                                                              -------                  -------
NET ASSET VALUE, END OF PERIOD                                $10.530                  $10.530
                                                              =======                  =======
Total return (a)                                                 3.88%                    3.11%
                                                              =======                  =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                                         1.18%(b)                 1.93%(b)
Net investment income                                            6.62%(b)                 5.87%(b)
Portfolio turnover                                                125%                     125%
Net assets at end of period (in millions)                     $ 1,026                  $    73

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

REPORT OF INDEPENDENT ACCOUNTANTS


TO THE TRUSTEES OF LIBERTY TRUST II AND THE SHAREHOLDERS OF
LIBERTY SHORT TERM GOVERNMENT FUND AND
LIBERTY INTERMEDIATE GOVERNMENT FUND AND THE
TRUSTEES OF LIBERTY TRUST III AND THE
SHAREHOLDERS OF LIBERTY FEDERAL SECURITIES FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Short Term Government Fund (formerly Colonial Short Duration U.S. Government Fund), Liberty Intermediate Government Fund (formerly Colonial Intermediate U.S. Government Fund) (each a series of Liberty Trust II) and Liberty Federal Securities Fund (formerly Colonial Federal Securities Fund) (a series of Liberty Trust III) (collectively, the "Funds") at August 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with accepted auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2000 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2000

                            TRUSTEES & TRANSFER AGENT


ANNUAL REPORT:
LIBERTY GOVERNMENT FUNDS


TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Government Funds is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Government Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


Annual Report
Liberty Government Funds

CHOOSE LIBERTY


BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM) LIBERTY FUNDS

ALL-STAR            Institutional money management approach for individual investors.

COLONIAL            Fixed income and value style equity investing.

CRABBE              A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT             A leader in international investing.(SM)

STEIN ROE           Innovative solutions for growth and income investing.
ADVISOR

[KEYPORT            A leading provider of innovative annuity products.
GRAPHIC
OMITTED]

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.


BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.


LIBERTY GOVERNMENT FUNDS             ANNUAL REPORT

[LIBERTY LOGO OMITTED]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

          Liberty Funds Distributor, Inc. (c) 2000
          One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
          www.libertyfunds.com


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                                                                    U.S. POSTAGE
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                                                                   HOLLISTON, MA
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                                                GOV-02/756C-0800 (10/00) 00/1724